Investments Accounted For by the Equity Method and Variable Interest Entities - Entities that are Consolidated (Details) - Variable Interest Entity - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Variable Interest Entity [Line Items]
Current assets	$ 3	$ 3
Net property, plant and equipment	71	76
Other long-term assets	27	28
Total assets	101	107
Current liabilities	4	2
Long-term debt	24	29
Other long-term liabilities	8	7
Total liabilities	36	38
Redeemable noncontrolling interests	20	19
Net assets less noncontrolling interests	$ 45	$ 50